FUTURE POLICY BENEFITS	6 Months Ended
Jun. 30, 2026
Insurance [Abstract]
FUTURE POLICY BENEFITS	FUTURE POLICY BENEFITS
The reconciliation of the balances described in the table below to the “Future policy benefits” in the statements of financial position is as follows.

AS OF US$ MILLIONS	June 30, 2026	December 31, 2025
Future policy benefits:
Annuities	$48,519	$12,277
Life Insurance	1,934	1,917
Deferred profit liability:
Annuities	585	226
Life Insurance	101	99
Other contracts and VOBA liability(1)	1,881	1,730
Total future policy benefits	$53,020	$16,249
__________________________
(1)Balance as of June 30, 2026 includes VOBA liability of $139 million from our acquisition of Just.
The balances and changes in the liability for future policy benefits are as follows:

AS OF AND FOR THE SIX MONTHS ENDED JUN. 30, 2026 US$ MILLIONS	Annuities	Life Insurance	Total
Present value of expected net premiums:
Balance, beginning of period	$—	$2,183	$2,183
Beginning balance at original discount rate	—	2,302	2,302
Effect of changes in cash flow assumptions	—	(17)	(17)
Effect of actual variances from expected experience	2	(7)	(5)
Adjusted beginning of period balance	2	2,278	2,280
Issuances	1,179	12	1,191
Interest accrual	4	46	50
Net premiums collected	(1,188)	(158)	(1,346)
Derecognitions (lapses and withdrawals)	3	—	3
Ending balance at original discount rate	—	2,178	2,178
Effect of changes in discount rate assumptions	—	(107)	(107)
Balance, end of period	$—	$2,071	$2,071

Present value of expected future policy benefits
Balance, beginning of period	$12,277	$4,100	$16,377
Beginning balance at original discount rate	12,425	4,459	16,884
Effect of changes in cash flow assumptions(1)	(143)	(53)	(196)
Effect of actual variances from expected experience	(120)	11	(109)
Adjusted beginning of period balance	12,162	4,417	16,579
Acquisition from business combination, net(2)	35,374	—	35,374
Issuances	1,226	12	1,238
Interest accrual	793	90	883
Benefit payments	(1,332)	(177)	(1,509)
Derecognitions (lapses and withdrawals)	9	—	9
Foreign currency translation	(118)	—	(118)
Ending balance at original discount rate	48,114	4,342	52,456
Effect of changes in discount rate assumptions	381	(337)	44
Effect of foreign currency translation on the effect of changes in discount rate assumptions	24	—	24
Balance, end of period	$48,519	$4,005	$52,524

Net liability for future policy benefits	48,519	1,934	50,453
Less: Reinsurance recoverables	82	(1,266)	(1,184)
Net liability for future policy benefits, after reinsurance recoverables	$48,601	$668	$49,269

Weighted average liability duration of future policy benefits (years)	9	13
Weighted average interest accretion rate	6%	5%
Weighted average current discount rate	6%	6%
__________________________
(1)For the three and six months ended June 30, 2026, the Company recognized liability remeasurement losses of $35 million and $60 million, respectively, from the net effect of the changes in cash flow assumptions, which were included in “Policyholder benefits and claims incurred” in the statements of operations.
(2)Net of $1.2 billion derecognition as a result of the effective settlement of a reinsurance arrangement in relation to our acquisition of Just. See Note 16 for further details.

AS OF AND FOR THE SIX MONTHS ENDED JUN. 30, 2025 US$ MILLIONS	Annuities	Life Insurance	Total
Present value of expected net premiums
Balance, beginning of period	$—	$2,353	$2,353
Beginning balance at original discount rate	—	2,507	2,507
Effect of changes in cash flow assumptions	—	65	65
Effect of actual variances from expected experience	(1)	(55)	(56)
Adjusted beginning of period balance	(1)	2,517	2,516
Issuances	742	5	747
Interest accrual	5	48	53
Net premiums collected	(749)	(148)	(897)
Derecognitions (lapses and withdrawals)	3	—	3
Ending balance at original discount rate	—	2,422	2,422
Effect of changes in discount rate assumptions	—	(114)	(114)
Balance, end of period	$—	$2,308	$2,308

Present value of expected future policy benefits
Balance, beginning of period	$10,287	$4,169	$14,456
Beginning balance at original discount rate	10,518	4,601	15,119
Effect of changes in cash flow assumptions(1)	15	77	92
Effect of actual variances from expected experience	(43)	(56)	(99)
Adjusted beginning of period balance	10,490	4,622	15,112
Issuances	745	5	750
Interest accrual	238	89	327
Benefit payments	(436)	(153)	(589)
Derecognitions (lapses and withdrawals)	28	—	28
Foreign currency translation	384	—	384
Ending balance at original discount rate	11,449	4,563	16,012
Effect of changes in discount rate assumptions	(162)	(360)	(522)
Balance, end of period	$11,287	$4,203	$15,490

Net liability for future policy benefits	11,287	1,895	13,182
Less: Reinsurance recoverables	(12)	(1,311)	(1,323)
Net liability for future policy benefits, after reinsurance recoverables	$11,275	$584	$11,859

Weighted average liability duration of future policy benefits (years)	7	14
Weighted average interest accretion rate	5%	5%
Weighted average current discount rate	5%	6%
__________________________
(1)For the three and six months ended June 30, 2025, the Company recognized liability remeasurement losses of $11 million and $31 million, respectively, from the net effect of the changes in cash flow assumptions, which were included in “Policyholder benefits and claims incurred” in the statements of operations.
The amounts of undiscounted and discounted expected gross premiums and future benefit payments follow:

AS OF JUN. 30 US$ MILLIONS	2026		2025
	Undiscounted	Discounted	Undiscounted	Discounted
Annuities:
Expected future benefit payments	$95,082	$48,519	$18,614	$11,262
Expected future gross premiums	—	—	—	—
Life Insurance:
Expected future benefit payments	$8,161	$4,005	$8,675	$4,203
Expected future gross premiums	4,978	2,938	5,482	3,259
Total:
Expected future benefit payments	$103,243	$52,524	$27,289	$15,465
Expected future gross premiums	4,978	2,938	5,482	3,259
The amount of revenue and interest recognized in the statements of operations follows:

FOR THE PERIODS ENDED JUN. 30 US$ MILLIONS	Three Months Ended				Six Months Ended
	Gross Premiums or Assessments		Interest Expense		Gross Premiums or Assessments		Interest Expense
	2026	2025	2026	2025	2026	2025	2026	2025
Annuities	$1,206	$338	$660	$105	$1,333	$761	$791	$221
Life Insurance	93	101	23	21	185	206	44	41
LIABILITY FOR UNPAID CLAIMS AND CLAIM ADJUSTMENT EXPENSES
The liability for unpaid claims and claim adjustment expenses (“unpaid claims”) for property and casualty insurance is included in “Policy and contract claims” in the statements of financial position and is the amount estimated for incurred but not reported claims (“IBNR”) and claims that have been reported but not settled (“case reserves”), as well as associated claim adjustment expenses.
Information regarding the liability for unpaid claims is shown below:

AS OF AND FOR THE SIX MONTHS ENDED JUN. 30 US$ MILLIONS	2026	2025
Policy and contract claims, beginning	$7,277	$7,659
Less: Unpaid claims balance, beginning – long-duration	300	219
Gross unpaid claims balance, beginning – short-duration	6,977	7,440
Less: Reinsurance recoverables, beginning	2,742	3,083
Less: Foreign currency translation	2	1
Net balance, beginning – short-duration	4,233	4,356
Add: incurred related to
Current accident year	701	896
Prior accident years	3	20
Total incurred claims	704	916
Less: paid claims related to
Current accident year	170	296
Prior accident years	639	655
Total paid claims	809	951
Net unpaid claims balance, ending – short-duration	4,128	4,321
Add: Foreign currency translation	2	1
Add: Reinsurance recoverables, ending	2,557	2,945
Gross unpaid claims balance, ending – short-duration	6,687	7,267
Add: Unpaid claims balance, ending – long-duration	200	253
Policy and contract claims, ending	$6,887	$7,520
The estimates for ultimate incurred claims attributable to insured events of prior years increased by $3 million and by $20 million, respectively, for the six months ended June 30, 2026 and 2025. The unfavorable development in 2026 and 2025 was primarily related to higher-than-anticipated losses within certain casualty lines, which were partially offset by favorable development in our specialty lines.
For short-duration health insurance claims, the total of IBNR plus expected development on reported claims as of June 30, 2026 and December 31, 2025 was $5 million and $6 million, respectively.